Fair value measurement, Fair value measures for non-financial assets (Details) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair value measurement [Abstract]
Non-financial assets	$ 3,501,384	$ 3,712,270	$ 4,030,547
Recurring [Member] | Level 3 [Member]
Fair value measurement [Abstract]
Non-financial assets	1,250,989	1,316,264	$ 2,220,577
Recurring [Member] | Buildings and Facilities [Member] | Level 3 [Member]
Fair value measurement [Abstract]
Non-financial assets	103,815	116,714
Recurring [Member] | Land [Member] | Level 3 [Member]
Fair value measurement [Abstract]
Non-financial assets	$ 1,147,174	$ 1,199,550